Note 25 Actuarial assumptions percentage (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SPAIN
Actuarial assumptions [Line Items]
Actuarial assumption of discount rates	0.74%	0.53%	0.68%
Actuarial assumption of expected rates of salary increases	0.00%	0.00%	0.00%
Actuarial assumption of expected rates of pension increases	0.00%	0.00%	0.00%
Actuarial assumption of medical cost trend rates	0.00%	0.00%	0.00%
Mortality tables	PER 2020	PER 2020	PERM/F 2000P
MEXICO
Actuarial assumptions [Line Items]
Actuarial assumption of discount rates	9.68%	8.37%	9.04%
Actuarial assumption of expected rates of salary increases	4.00%	4.00%	4.75%
Actuarial assumption of expected rates of pension increases	2.95%	1.94%	2.47%
Actuarial assumption of medical cost trend rates	7.00%	7.00%	7.00%
Mortality tables	EMSSA09	EMSSA09	EMSSA09
TURKEY
Actuarial assumptions [Line Items]
Actuarial assumption of discount rates	19.10%	13.00%	12.50%
Actuarial assumption of expected rates of salary increases	16.60%	11.20%	9.70%
Actuarial assumption of expected rates of pension increases	15.10%	9.70%	8.20%
Actuarial assumption of medical cost trend rates	19.30%	13.90%	12.40%
Mortality tables	CSO2001	CSO2001	CSO2001